SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Disclosure of events after reporting period [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

On February 5 and 7, 2019, the Company entered into forward contracts totalling CLP 56.76 billion (CLP = Chilean Pesos; approximately USD$86.8 million) evenly split by month from February 2019 to December 2019 at a weighted average Chilean Peso to US Dollar forward rate of CLP 652.42 per US Dollar.

These forward contracts are expected to cover approximately 50% of the Chilean Peso denominated forecasted operating costs from February 2019 to December 2019.